Taxation - Income before income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Mainland China	¥ 646,374		¥ 8,973,646	¥ 10,232,260
Non-Mainland China jurisdictions	650,761		341,978	219,503
Income before income tax	¥ 1,297,135	$ 185,487	¥ 9,315,624	¥ 10,451,763